UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011


Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Mar Vista Investment Partners, LLC
Address: 11150 Santa Monica Blvd., Suite 320, Los Angeles, CA 90025

Form 13F File Number: 28-13243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lance Simpson
Title:  CCO - Chief Compliance Officer
Phone:  (952) 230-6155

Signature, Place, and Date of Signing:


/s/ Lance Simpson                Minnetonka, MN                12/29/2011


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:                              0
Form 13F Information Table Entry Total:                        59
Form 13F Information Table Value Total:                  $991,216
                                                       (thousands)

List of Other Included Managers: NONE

No.         Form 13F File Number        Name

                           FORM 13F INFORMATION TABLE


NAME OF                       TITLE           CUSIP      VALUE       SHRS OR    SH/   PUT/  INVESTMENT OTHER      VOTING AUTHORITY
ISSUER                        OF CLASS                   (x$1000)    PRN AMT    PRN   CALL  DISCRETION MANAGERS SOLE     SHARED NONE
----------------------------  -------------   ---------  ----------  ---------  ---   ----  ---------- -------- -------- ------ ----
ADOBE SYS INC                 COM             00724F101  13273        422033    SH          SOLE                273056   0   148977
AMERICAN  TOWER CORP          CL A            029912201  34084        651327    SH          SOLE                453867   0   197460
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108   7677        132341    SH          SOLE                 75540   0    56801
APPLE INC                     COM             037833100  32217         95977    SH          SOLE                 66861   0    29116
AUTODESK INC                  COM             052769106  14196        367766    SH          SOLE                239916   0   127850
BARD C R INC                  COM             067383109  32766        298251    SH          SOLE                215541   0    82710
BAXTER INTL INC               COM             071813109  13545        226924    SH          SOLE                130133   0    96791
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702  34245        442499    SH          SOLE                308255   0   134244
BROADCOM CORP                 CL A            111320107   1967         58481    SH          SOLE                 57788   0      693
CAREFUSION CORP               COM             14170T101   2861        105313    SH          SOLE                104064   0     1249
CHEVRON CORP NEW              COM             166764100  14737        143296    SH          SOLE                 82795   0    60501
CONTANGO OIL & GAS COMPANY    COM NEW         21075N204   1739         29765    SH          SOLE                 29423   0      342
CORELOGIC INC                 COM             21871D103   8634        516686    SH          SOLE                378000   0   138686
DISCOVERY COMMUNICATNS NEW    COM SER A       25470F104   2011         49102    SH          SOLE                 48522   0      580
DISNEY WALT CO                COM DISNEY      254687106  25872        662713    SH          SOLE                477910   0   184803
ECOLAB INC                    COM             278865100   4411         78230    SH          SOLE                 77434   0      796
EXXON MOBIL CORP              COM             30231G102  43296        532024    SH          SOLE                360099   0   171925
FAMILY DLR STORES INC         COM             307000109   1930         36718    SH          SOLE                 36281   0      437
FEDEX CORP                    COM             31428X106  31293        329926    SH          SOLE                231548   0    98378
FIRST AMERN FINL CORP         COM             31847R102  16469       1052343    SH          SOLE                658881   0   393462
FOSTER WHEELER AG             COM             H27178104   2833         93246    SH          SOLE                 92171   0     1075
GOODRICH CORP                 COM             382388106  42092        440757    SH          SOLE                319262   0   121495
HEWLETT PACKARD CO            COM             428236103  25077        688939    SH          SOLE                480642   0   208297
HONEYWELL INTL INC            COM             438516106  32381        543389    SH          SOLE                385414   0   157975
INTEL CORP                    COM             458140100  12671        571813    SH          SOLE                320078   0   251735
JOHNSON & JOHNSON             COM             478160104  35545        534352    SH          SOLE                376237   0   158115
JOY GLOBAL INC                COM             481165108  33376        350440    SH          SOLE                252458   0    97982
LOWES COS INC                 COM             548661107  18946        812800    SH          SOLE                562610   0   250190
MARKEL CORP                   COM             570535104  13983         35238    SH          SOLE                 23054   0    12184
MASTERCARD INC                CL A            57636Q104   3136         10408    SH          SOLE                     0   0    10408
MAXIM INTEGRATED PRODS INC    COM             57772K101  16654        651564    SH          SOLE                423165   0   228399
MICROCHIP TECHNOLOGY INC      COM             595017104   4031        106337    SH          SOLE                105084   0     1253
MICROSOFT CORP                COM             594918104  37090       1426539    SH          SOLE                997182   0   429357
NETAPP INC                    COM             64110D104   2244         42516    SH          SOLE                 42014   0      502
NEWS CORP                     CL A            65248E104  37173       2100193    SH          SOLE               1445410   0   654783
NOBLE CORPORATION BAAR        NAMEN -AKT      H5833N103   3705         94002    SH          SOLE                 92902   0     1100
NOVARTIS A G                  SPONSORED ADR   66987V109   7945        130015    SH          SOLE                 74042   0    55973
OMNICOM GROUP INC             COM             681919106  15379        319339    SH          SOLE                210889   0   108450
ORACLE CORP                   COM             68389X105  47392       1440041    SH          SOLE               1010011   0   430030
PAYCHEX INC                   COM             704326107  13120        427078    SH          SOLE                307972   0   119106
PEOPLES UNITED FINANCIAL INC  COM             712704105   2425        180434    SH          SOLE                178349   0     2085
PEPSICO INC                   COM             713448108  36797        522465    SH          SOLE                365730   0   156735
PETSMART INC                  COM             716768106   2062         45450    SH          SOLE                 44910   0      540
POLYCOM INC                   COM             73172K104   2516         78258    SH          SOLE                 77334   0      924
PRAXAIR INC                   COM             74005P104  15275        140928    SH          SOLE                 81075   0    59853
PROCTER & GAMBLE CO           COM             742718109  11852        186443    SH          SOLE                106368   0    80075
QUALCOMM INC                  COM             747525103  32286        568522    SH          SOLE                409579   0   158943
ROCKWELL COLLINS INC          COM             774341101  13877        224955    SH          SOLE                150798   0    74157
SBA COMMUNICATIONS CORP       COM             78388J106   3916        102551    SH          SOLE                101343   0     1208
ST JUDE MED INC               COM             790849103  16494        345932    SH          SOLE                230736   0   115196
SYSCO CORP                    COM             871829107   3098         99356    SH          SOLE                 98184   0     1172
TARGET CORP                   COM             87612E106  10779        229779    SH          SOLE                132977   0    96802
THERMO FISHER SCIENTIFIC INC  COM             883556102  40912        635380    SH          SOLE                467042   0   168338
TOLL BROTHERS INC             COM             889478103   3158        152276    SH          SOLE                150495   0     1781
UNION PAC CORP                COM             907818108   8579         82178    SH          SOLE                 46069   0    36109
UNITED TECHNOLOGIES CORP      COM             913017109  12763        144204    SH          SOLE                 84118   0    60086
VISA INC                      COM CL A        92826C839   6328         75101    SH          SOLE                 62015   0    13086
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103   2578        137493    SH          SOLE                135805   0     1688
WELLS FARGO & CO NEW          COM             949746101  23520        838221    SH          SOLE                554567   0   283654